Consolidated Statement Of Cash Flows Statement - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash provided by (used in) Operating activities
Net loss for the year	$ (6,748)	$ (3,634)
Charges (credits) not involving cash
Amortization of property and equipment	8,828	6,186
Write-down of intangible assets	1,059	0
Unrealized foreign exchange loss	(3,295)	2,637
Amortization of deferred financing fees	4,992	1,682
Accretion on tangible benefit obligation	539	651
Debt extinguishment charge	0	6,990
Share-based compensation	2,950	5,867
Accretion on Senior Unsecured Convertible Debentures	(1,586)	0
Amortization of debt premium	0	118
Movement in the fair value of embedded derivatives	(11,251)	(1,968)
Deferred tax recovery	(675)	(4,120)
Write-down of acquired and library content	3,402	363
Write-down of investment in film and television programs	7,566	1,177
Net investment in film and television programs (note 22)	4,471	(57,235)
Net change in non-cash balances related to operations (note 22)	(31,322)	12,830
Cash provided by (used in) operating activities	13,364	(6,536)
Financing activities
Dividends	(10,315)	(8,770)
Common shares issued	228	309
Proceeds from bank indebtedness	16,350	0
Proceeds from (repayment of) interim production financing	(7,541)	9,221
Distributions to non-controlling interests	(12,190)	0
Payment of debt issue costs	(539)	(32,340)
Decrease (increase) in cash held in trust	239,877	(239,877)
Proceeds from long-term debt	0	782,362
Repayment of long-term debt and obligations under finance leases	(236,763)	(73,623)
Cash (used in) provided by financing activities	(10,893)	437,282
Investing activities
Business acquisitions, net of cash acquired (note 5)	(7,641)	(439,014)
Acquisition of property and equipment	(2,426)	(5,618)
Acquisition/cost of intangible assets	(8,539)	(4,332)
Cash used in investing activities	(18,606)	(448,964)
Effect of foreign exchange rate changes on cash	542	(85)
Net change in cash during the year	(15,593)	(18,303)
Cash - Beginning of year	62,143	80,446
Cash - End of year	46,550	62,143
Intangible Assets
Charges (credits) not involving cash
Amortization of intangible assets	15,346	11,379
Write-down of intangible assets	1,059
Acquired and library content
Charges (credits) not involving cash
Amortization of intangible assets	15,916	10,541
Write-down of acquired and library content	$ 3,402	$ 363